Annual Operating Expenses - VIPStrategicIncomePortfolio-InvestorPRO - VIPStrategicIncomePortfolio-InvestorPRO - VIP Strategic Income Portfolio - VIP Strategic Income Portfolio - Investor Class	Apr. 30, 2025
Operating Expenses:
Management fee	0.66%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[1]
Total annual operating expenses	0.67%

[1]	A Adjusted to reflect current fees.